Label	Element	Value
Small Cap Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock	VALIC Company I (“VC I”) Small Cap Aggressive Growth Fund (the “Fund”) Supplement dated June 16, 2016 to the Statutory Prospectus dated October 1, 2015, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Aggressive Growth Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Upon the approval of the acquisition, the following changes to the Prospectus will become effective:

In the section entitled “Fund Summary: Small Cap Aggressive Growth Fund – Performance Information,” the second paragraph is deleted and replaced with the following:

From inception through November 6, 2006, Credit Suisse Asset Management, LLC was the sub-adviser of the Fund. From November 6, 2006 through August 19, 2011, Wells Capital Management Incorporated served as sub-adviser. RS Investment Management Co. LLC (“RS Investments”) served as sub-adviser since August 22, 2011. Upon the acquisition of RS Investments on or about June 30, 2016, Victory Capital Management Inc. (“Victory Capital”) will assume sub-advisory duties for the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.